Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Zoe's Kitchen, Inc.
Condensed Balance Sheet

	2013	2012
Assets
Investments in Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC	$33,578,506	$37,220,167
Total assets	$33,578,506	$37,220,167
Stockholder's Equity
Common stock, $0.01 par value, 135,000,000 shares authorized, 12,561,414 shares issued, outstanding and actual	125,614	125,614
Additional paid-in capital	45,073,893	45,000,458
Accumulated deficit	(11,621,001)	(7,905,905)
Total stockholder's equity	$33,578,506	$37,220,167

Condensed Statements of Operations
Zoe's Kitchen, Inc
Condensed Statements of Operations

	2013	2012	2011
Equity in net loss of Zoe's Kitchen USA, LLC and its subsidiaries, and Soho Franchising, LLC	$(3,715,096)	$(252,895)	$(26,925)
Net and comprehensive loss	$(3,715,096)	$(252,895)	$(26,925)

Basic and diluted net loss per share	$(0.30)	$(0.02)	$—

Basic and diluted weighted average shares outstanding	12,561,414	12,561,414	12,561,414